COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

21. COMMITMENTS AND CONTINGENCIES

The Company may from time to time be subject to legal proceedings, investigations, and claims incidental to conduct of our business.

In September 2023, Guangdong Zexun Advertising Co., Ltd. filed a lawsuit against the Company which claimed a payment of RMB 231,866 (approximately $32,200) from the Company resulted from its failure of performance for a business subcontract agreement signed by both parties in 2017. The Company anticipated an unfavorable outcome from the lawsuit and accrued a contingent liability of $32,200 for probable loss in 2023. The lawsuit was settled in a court mediation on January 30, 2024, and the Company agreed to pay the above claimed amount in three installments in 2024.

The Company received a notification from Nasdaq Listing Qualifications on September 16, 2022, as announced in a report on Form 6-K filed with the SEC on September 16, 2022, that the Company was not in compliance with the minimum bid price requirements set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on The Nasdaq Capital Market. On March 16, 2023, the Company received a letter from The Nasdaq Stock Market LLC confirming the Company has been granted an additional 180 calendar day period for compliance under its minimum bid price requirement through September 11, 2023. On August 15, 2023, the Company regained compliance with the NASDAQ listing requirements, after the one-for-ten reverse stock split effective on August 1, 2023, according to the NASDAQ notice.